Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Statutory Reserve HKD ($)	Statutory Reserve USD ($)	Accumulated Other Comprehensive Income HKD ($)	Accumulated Other Comprehensive Income USD ($)	Retained Earnings (Accumulated Losses) HKD ($)	Retained Earnings (Accumulated Losses) USD ($)	HKD ($)	USD ($)
Balance (in Dollars)	$ 8,775		$ 15,491,225		$ 278,740		$ 4,465,962		$ 3,098,374		$ 23,343,076
Balance at Dec. 31, 2023	$ 8,775		15,491,225		278,740		4,465,962		3,098,374		23,343,076
Balance (in Shares) at Dec. 31, 2023 | shares	18,000,000	18,000,000
Net income (loss)									828,511		828,511
Foreign currency translation							(536,880)				(536,880)
Balance at Jun. 30, 2024	$ 8,775		15,491,225		278,740		3,929,082		3,926,885		23,634,707
Balance (in Shares) at Jun. 30, 2024 | shares	18,000,000	18,000,000
Balance (in Dollars)	$ 8,775		15,491,225		278,740		3,929,082		3,926,885		23,634,707
Balance (in Dollars)	9,889		68,647,780		278,740		2,860,221		437,966		72,234,596
Balance at Dec. 31, 2024	$ 9,889		68,647,780		278,740		2,860,221		437,966		72,234,596
Balance (in Shares) at Dec. 31, 2024 | shares	20,300,000	20,300,000
Net income (loss)									(8,457,024)		(8,457,024)	$ (1,077,340)
Foreign currency translation							(597,455)				(597,455)
Balance at Jun. 30, 2025	$ 9,889	$ 1,273	68,647,780	$ 8,837,594	278,740	$ 35,885	2,262,766	$ 195,323	(8,019,058)	$ (1,021,551)	63,180,117	8,048,524
Balance (in Shares) at Jun. 30, 2025 | shares	20,300,000	20,300,000
Balance (in Dollars)	$ 9,889	$ 1,273	$ 68,647,780	$ 8,837,594	$ 278,740	$ 35,885	$ 2,262,766	$ 195,323	$ (8,019,058)	$ (1,021,551)	$ 63,180,117	$ 8,048,524